Submission	May 12, 2025
Submission [Line Items]
Central Index Key	0000040729
Registrant Name	Ally Financial Inc.
Registration File Number	333-281524
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A